PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consists of the following as of March 31, 2024 and 2023:

	As of March 31,
	2023	2024
	USD	USD

Cost
Machinery	665,657	665,657
Motor vehicles	3,205	3,205
Office Equipment	10,752	10,752
Leasehold improvement	35,647	35,647
	715,261	715,261

Less: accumulated depreciation
Machinery	238,857	371,988
Motor vehicles	1,239	1,880
Office Equipment	1,069	3,219
Leasehold improvement	1,782	22,279
	242,947	399,366

Total property, plant and equipment, net	472,314	315,895